Note 04 - Management Report - Corporate Divisions - Capital Release Unit (Detail) - Capital Release Unit [Member]		12 Months Ended
		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Capital Release Unit [Line Items]
Net revenues		€ (225,000,000)	€ 217,000,000	€ 1,911,000,000
Provision for credit losses		29,000,000	(14,000,000)	(36,000,000)
Noninterest expenses [Abstract]
Compensation and benefits		168,000,000	359,000,000	547,000,000
General and administrative expenses		1,774,000,000	2,898,000,000	2,742,000,000
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		5,000,000	143,000,000	62,000,000
Total noninterest expenses		1,947,000,000	3,400,000,000	3,351,000,000
Noncontrolling interests		0	1,000,000	1,000,000
Profit (loss) beore tax		(2,201,000,000)	(3,170,000,000)	(1,404,000,000)
Total assets	[1]	€ 197,667,000,000	€ 259,224,000,000	€ 370,090,000,000
Employees (full-time equivalent)		482	621	1,540

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.